VICE FUND PORTFOLIO

a series of Variable Insurance Trust

(the “Fund”)

Supplement, dated February 19, 2013, to the Statement of Additional Information,

dated October 16, 2012.

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The table contained under the heading “TRUSTEES AND OFFICERS—Interested Trustee** and Officers” of the SAI is deleted in its entirety and replaced with the following table:

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Portfolio Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President/Principal Executive Officer	Since 2010 (indefinite)	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/2012 - present; President, MFund Services LLC, 1/2012 - present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutuals Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	1	Trustee, Mutual Fund Series Trust (since 2006)
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer and Principal Financial Officer	Since 8/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
James P. Ash 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1976	Secretary	Since 2/2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

				N/A	N/A
Mark Marrone 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Chief Compliance Officer	Since 2/2011	Compliance Officer of Northern Lights Compliance Services, LLC (since 2009); Chief Financial Officer/Treasurer (2003–2009) and Chief Compliance Officer (2004–2009), Saratoga Capital Management, LLC.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated October 16, 2012, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.